Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule of changes in the carrying amount of goodwill

The Company’s goodwill by segment as of December 31, 2012 and as of December 31, 2011 was as follows:

Utility T&D	Goodwill	Impairment Reserves	Total, Net
Balance as of July 1, 2010	$168,919	$—	$168,919
Purchase price adjustments	446	—	446

Balance as of December 31, 2010	$169,365	$—	$169,365
Purchase price adjustments	(9,402)	—	(9,402)
Reorganization of reporting structure	(8,353)	—	(8,353)
Impairment losses	—	(143,543)	(143,543)

Balance as of December 31, 2011	$151,610	$(143,543)	$8,067
Impairment losses	—	(8,067)	(8,067)

Balance as of December 31, 2012	$151,610	$(151,610)	$—

Oil & Gas	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$76,425	$—	$76,425
Purchase price adjustments	617	—	617
Impairment losses	—	(54,686)	(54,686)

Balance as of December 31, 2010	77,042	(54,686)	22,356
Reorganization of reporting structure	8,353	—	8,353
Impairment losses	—	(30,709)	(30,709)

Balance as of December 31, 2011	$85,395	$(85,395)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$85,395	$(85,395)	$—

Canada	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$1,923	$—	$1,923
Translation adjustment	539	—	539

Balance as of December 31, 2010	2,462	—	2,462
Translation adjustment	(252)	—	(252)
Impairment losses	—	(2,210)	(2,210)

Balance as of December 31, 2011	$2,210	$(2,210)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$2,210	$(2,210)	$—

Professional Services	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$7,427	$—	$7,427
Purchase price adjustments	—	—	—
Impairment losses	—	(5,314)	(5,314)

Balance as of December 31, 2010	7,427	(5,314)	2,113
Impairment losses	—	(2,113)	(2,113)

Balance as of December 31, 2011	$7,427	$(7,427)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$7,427	$(7,427)	$—

Schedule of fair value estimate calculation of goodwill

Detailed below is a table of key underlying assumptions for all reporting units utilized in the fair value estimate calculation for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Income Approach – Discounted Cash Flows
Revenue Growth Rates	(7.7)% to 3.0%	2.5% to 41.0%	3.0% to 34.6%
Weighted Average Cost of Capital	16.0%	17.0% to 18.0%	14.0% to 15.0%
Terminal Value Rate	3.0%	2.5%	3.0%
EBITDA Margin Rate	8.0% to 8.2%	4.1% to 12.0%	4.2% to 6.7%
Market Approach – Multiples of EBITDA
EBITDA Multiples Used	4.3	3.0 to 4.5	4.5 to 5.5
Market Approach – Comparison of Recent Transactions
EBITDA Multiples Used	N/A	N/A	N/A

Schedule of changes in the carrying amounts of intangible assets

The Company’s other intangible assets as of December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Customer	Trademark/	Non-compete
	Relationships	Tradename	Agreements	Technology	Total
Balance as of December 31, 2011	$156,857	$10,794	$550	$4,675	$172,876
Amortization	(12,948)	(1,263)	(222)	(552)	(14,985)
Other	—	171	—	—	171

Balance as of December 31, 2012	$143,909	$9,702	$328	$4,123	$158,062

Weighted average remaining amortization period	11.3 yrs	7.4 yrs	1.5 yrs	7.5 yrs

	December 31, 2011
	Customer	Trademark/	Non-compete
	Relationships	Tradename	Agreements	Technology	Total
Balance as of December 31, 2010	$169,930	$11,919	$770	$5,225	$187,844
Amortization	(13,073)	(1,265)	(220)	(550)	(15,108)
Other	—	140	—	—	140

Balance as of December 31, 2011	$156,857	$10,794	$550	$4,675	$172,876

Weighted average remaining amortization period	12.3 yrs	8.3 yrs	2.5 yrs	8.5 yrs

Estimated amortization expense

Estimated amortization expense for each of the subsequent five years and thereafter is as follows:

Fiscal year:
2013	$15,065
2014	14,955
2015	14,845
2016	14,845
2017	14,845
Thereafter	83,507

Total amortization	$158,062